Derivative Financial Instruments and Risk Management Policies - Interest Rate Risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Percentage of net debt plus commitments pegged to fixed interest rates for a period greater than one year	88.30%	95.40%
Percentage of net debt at floating rates or at fixed rates maturing in under one year	11.70%
Net financial expenses	€ (1,313)
Decrease in net financial results from prior year	€ 51